General	6 Months Ended
Jun. 30, 2018
Disclosure of general [Abstract]
General
Note 1 - General

A.

Ellomay Capital Ltd. (hereinafter - the “Company”), is an Israeli Company involved in the production of renewable and clean energy. The Company owns seventeen PV Plants that are operating and connected to their respective national grids as follows: (i) twelve photovoltaic plants in Italy with an aggregate installed capacity of approximately 22.6 MWp, (ii) four photovoltaic plants in Spain with an aggregate installed capacity of approximately 7.9 MWp and (iii) one photovoltaic plant in Israel with an installed capacity of approximately 9 MWp. In addition, the Company owns: (i) 9.375% of Dorad Energy Ltd. (hereinafter - “Dorad”), which owns an approximate 850 MWp bi-fuel operated power plant in the vicinity of Ashkelon, Israel, (ii) 51% of Groen Gas Goor B.V and of Groen Gas Oude-Tonge B.V., project companies developing anaerobic digestion plants with a green gas production capacity of approximately 375 Nm3/h, in Goor, the Netherlands and 475 Nm3/h, in Oude Tonge, the Netherlands, respectively, (iii) Talasol Solar S.L. (hereinafter – “Talasol”), which is involved in a project to construct a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain (hereinafter – the “Talasol Project”), and (iv) 75% of Chashgal Elyon Ltd., Agira Sheuva Electra, L.P. and Ellomay Pumped Storage (2014) Ltd., all of which are involved in a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 9 Rothschild Blvd., Tel Aviv, Israel.

B.          Material events in the reporting period

On May 17, 2018, five of the Company’s Italian subsidiaries (together, hereinafter – the “Subsidiaries”) entered into a euro 35.9 million project finance Facility Agreement (the “Facility Agreement”). The euro 35.9 million principal amount is divided into: (i) five term loan facilities, one for each Subsidiary, which are to be used to refinance the existing financing of the subsidiaries and for general purposes of the Subsidiaries, in the aggregate amount of euro 33.7 million with terms ending in May 2028, and (ii) five revolving facilities, one for each Subsidiary, aimed to cover financial needs for the debt service coverage in case of a liquidity shortfall of the Subsidiaries, in the aggregate amount of euro 2.2 million with terms ending in November 2027.

The loans provided under the Facility Agreement bear an annual interest rate equal to the Euribor 6 month rate plus a margin of 185 basis points. The Facility Agreement includes customary terms, including requirements to maintain financial ratios, various securities provided by the Subsidiaries and a pledge on the shares of the Subsidiaries and subordination agreement provided by Ellomay Luxemburg, the Company’s wholly-owned subsidiary and the parent company of the Subsidiaries. The Facility Agreement provides for a cross-collateralization mechanism among the Subsidiaries, whereby each Subsidiary shall guarantee each other’s obligations under the Facility Agreement and the other finance documents for a maximum guaranteed amount up to 180% of the relevant Subsidiary’s loan facility. In addition, the Company provided guarantees in connection with specific exposures, one in the amount of approximately euro 1.8 million (an amount that is gradually reduced to zero on January 1 of each of the years 2019-2021) and the second in amounts ranging between approximately euro 1.0 million up to a maximum of euro 1.5 million through the date the loans under the Facility Agreement are repaid in full.
In connection with the Facility Agreement, on May 29, 2018, the Subsidiaries entered into interest swap agreements effective from the first repayment date of June 2018 for an amount of approximately euro 25 million equal to 75% of the overall amount of the term loan facilities (with a decreasing notional principal amount based on the amortization table) until May 2028, replacing the Euribor 6 month rate with a fixed interest rate of 0.71%, resulting in a fixed annual interest rate of 2.56%.

In June 2018, the Company’s Spanish subsidiary, Talasol, entered into an engineering, procurement & construction agreement (the "EPC Agreement") with METKA EGN Limited ("METKA EGN").

The EPC Agreement provides a fixed and lump-sum amount of euro 192.5 million for the complete execution and performance of the works defined in the EPC Agreement. The works include the engineering, procurement and construction of the Talasol Project and the ancillary facilities for injecting power into the grid, including a 400 kV step-up substation, the high voltage interconnection line to the point of connection to the grid and performance of two years of O&M services. METKA EGN is expected to complete the works under the EPC Agreement within a period of 16 months. The EPC Agreement further provides that in the event the Talasol Project does not reach financial closing within 14 months, both parties can terminate the EPC Agreement. The EPC Agreement includes additional standard provisions, including with respect to liquidated damages in connection with delays and performance, performance guarantees, suspension and termination.

In June 2018 Talasol executed a financial power swap in respect of approximately 80% of the output of the Talasol Project for a period of 10 years (the "PPA").The power produced by the Talasol Project is expected to be sold by Talasol in the open market for the then current market power price and the PPA hedges the risks associated with fluctuating electricity market prices by allowing Talasol to secure a stable income for the power production included under the PPA. The hedge transaction becomes effective on Talasol requesting that the counter party will fix the fixed price pursuant to the price adjustment mechanism. Talasol has the right to do this at any time following the execution of the PPA and no later than 31 March 2019.

In July 2018 Talasol executed a pre-hedge transaction with Goldman Sachs International in connection with the prospective project financing for the construction of a photovoltaic plant. The pre-hedge transaction is a fixed for floating interest rate swap intended to lock-in current market floating rates. The Talasol Project is expected to be financed by a consortium led by Deutsche Bank, which is the mandated lead arranger, and the European Investment Bank (EIB). The expected leverage level is in the range of 50-60% of the total investment.

The continued development of the Talasol Project is subject to risks and uncertainties, including with respect to the occurrence of the conditions subsequent set forth in the Talasol share purchase agreement that were not met as of June 30, 2018.